Net Sales By Product Line (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Combination, Separately Recognized Transactions
Total revenues	$ 2,037,667	$ 1,713,745	$ 1,652,806
Net Sales	1,838,723	1,519,883	1,475,638
Gross Profit	325,916	301,972	321,651
Aggregates
Business Combination, Separately Recognized Transactions
Total revenues	1,470,953	1,372,243	1,365,729
Net Sales	1,303,975	1,213,635	1,218,569
Gross Profit	240,614	223,275	254,290
Asphalt
Business Combination, Separately Recognized Transactions
Total revenues	93,288	63,942	51,055
Net Sales	79,816	47,315	37,917
Gross Profit	12,099	5,836	8,988
Ready Mixed Concrete
Business Combination, Separately Recognized Transactions
Total revenues	116,328	33,075	25,067
Net Sales	116,320	32,990	25,031
Gross Profit	(1,159)	(250)	(508)
Road Paving
Business Combination, Separately Recognized Transactions
Total revenues	136,385	25,362	17,775
Net Sales	136,395	25,368	17,775
Gross Profit	2,580	1,101	1,490
Total Aggregates Business
Business Combination, Separately Recognized Transactions
Total revenues	1,816,954	1,494,622	1,459,626
Net Sales	1,636,506	1,319,308	1,299,292
Gross Profit	254,134	229,962	264,260
Magnesia Based Chemicals
Business Combination, Separately Recognized Transactions
Total revenues	158,752	158,255	132,891
Net Sales	142,922	142,620	120,475
Gross Profit	54,508	50,726	39,821
Dolomitic Lime
Business Combination, Separately Recognized Transactions
Total revenues	60,280	59,496	58,630
Net Sales	57,614	56,582	54,212
Gross Profit	22,316	24,548	24,041
Others
Business Combination, Separately Recognized Transactions
Total revenues	1,681	1,372	1,659
Net Sales	1,681	1,373	1,659
Gross Profit	399	131	(2,177)
Specialty Products
Business Combination, Separately Recognized Transactions
Total revenues	220,713	219,123	193,180
Net Sales	202,217	200,575	176,346
Gross Profit	77,223	75,405	61,685
Corporate
Business Combination, Separately Recognized Transactions
Gross Profit	$ (5,441)	$ (3,395)	$ (4,294)